NATURE OF BUSINESS AND GOING CONCERN (Details)	12 Months Ended
Sep. 30, 2017
Date of Incorporation	Aug. 08, 1997
State of Incorporation	Delaware
UMeLook Holdings Limited [Member]
Date of Incorporation	Feb. 14, 2012
State of Incorporation	British Virgin Islands
Percentage of Interest	100%
Principal Activities	Holding company
UMeZone Holdings Limited [Member]
Date of Incorporation	Aug. 27, 2012
State of Incorporation	British Virgin Islands
Percentage of Interest	100%
Principal Activities	Dormant
AlphaRx International Holdings [Member]
Date of Incorporation	Aug. 24, 2004
State of Incorporation	British Virgin Islands
Percentage of Interest	80%
Principal Activities	Dormant
AlphaRx Canada Limited [Member]
Date of Incorporation	Sep. 25, 1997
State of Incorporation	Canada
Percentage of Interest	100%
Principal Activities	Dormant
AlphaRx Life Science Limited [Member]
Date of Incorporation	Jul. 21, 2004
State of Incorporation	Hong Kong
Percentage of Interest	80%
Principal Activities	Dormant
UMeLook Limited [Member]
Date of Incorporation	Feb. 23, 2012
State of Incorporation	Hong Kong
Percentage of Interest	100%
Principal Activities	Holding company of WFOE
UMeZone Adaptive Learning Technology Limited [Member]
Date of Incorporation	Sep. 07, 2012
State of Incorporation	Hong Kong
Percentage of Interest	100%
Principal Activities	Dormant
UMeLook (Guangzhou) Information Technology Co. Ltd. (WFOE) [Member]
Date of Incorporation	Oct. 29, 2012
State of Incorporation	China
Percentage of Interest	100%
Principal Activities	Holding company
YouYiXue (Guangzhou) Information Technology Co. Ltd. [Member]
Date of Incorporation	Apr. 23, 2013
State of Incorporation	China
Percentage of Interest	100%
Principal Activities	Dormant
Guangzhou XinYiXun Network Technology Co. Ltd. [Member]
Date of Incorporation	Jul. 09, 2012
State of Incorporation	China
Percentage of Interest	Contractual arrangements
Principal Activities	Online education